Submission	Feb. 03, 2025
Submission [Line Items]
Central Index Key	0001866175
Registrant Name	Crescent Energy Co
Registration File Number	333-277702
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES